Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
The composition of financial assets delivered as guarantee as of December 31, 2025 and 2024 is as follows:

Composition	Carrying amount
	12/31/2025	12/31/2024
For transactions with the BCRA	186,551,425	182,321,276
For guarantee deposits	160,648,568	112,438,660
For repurchase agreements		30,291,314

Total	347,199,993	325,051,250